Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statement of cash flows [abstract]
Restricted cash	$ 438	$ 436	$ 422